Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Net proceeds / (repayment)	$ 109,867,301	$ 7,173,403	$ 19,091,459
Lease Liabilities Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	271,624	264,543
Interest paid	(21,510)	(37,935)	(36,037)
Net proceeds / (repayment)	(353,649)	(202,605)	(243,265)
Additions / (Transfer)	281,149	209,686	507,808
Others		35,445
Interest expense	21,510	2,490	36,037
Liabilities arising from financing activities	199,124	271,624	264,543
Lease Liabilities Non-Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	281,149	490,835
Additions / (Transfer)	(281,149)	(209,686)	490,835
Liabilities arising from financing activities		281,149	490,835
Long-Term Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	15,183,421	17,065,305	13,974,794
Net proceeds / (repayment)	15,939,643
Additions / (Transfer)	(688,324)	(2,900,971)	2,697,574
Others	(124,827)	(81,920)	(459,067)
Interest expense	547,396	1,101,007	852,004
Liabilities arising from financing activities	30,857,309	15,183,421	17,065,305
Long-Term Borrowings From Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities		566,176
Additions / (Transfer)		(617,912)	552,426
Others		(54,163)	179
Interest expense		105,899	13,571
Liabilities arising from financing activities			$ 566,176
Current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	2,900,971
Interest paid	(484,043)
Net proceeds / (repayment)	(2,571,701)
Additions / (Transfer)		2,900,971
Interest expense	154,773
Liabilities arising from financing activities		2,900,971
Current Borrowings From Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	617,912
Interest paid	(117,986)
Net proceeds / (repayment)	(550,000)
Additions / (Transfer)		617,912
Interest expense	50,074
Liabilities arising from financing activities		617,912
Interest Payables
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	735,510
Net proceeds / (repayment)	(1,680,628)
Interest expense	1,087,201
Liabilities arising from financing activities	$ 142,083	$ 735,510